Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of Income Tax and Deferred Taxes Explanatory

			Group
	2022	2021	2020
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	524	400	92
Adjustments in respect of prior years	(88)	(30)	(27)
Total current tax	436	370	65
Deferred tax:
(Credit)/Charge for the year	(30)	101	35
Adjustments in respect of prior years	65	14	1
Total deferred tax	35	115	36
Tax on profit from continuing operations	471	485	101

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate
The Santander UK group’s effective tax rate for 2022 was 24.9% (2021: 26.1%, 2020: 19.9%). The tax on profit from continuing operations before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the years ended 31 December

			Group
	2022	2021	2020
	£m	£m	£m
Profit from continuing operations before tax	1,894	1,858	508
Tax calculated at a tax rate of 19% (2021: 19%, 2020: 19%)	360	353	97
Bank surcharge on profits	123	106	23
Non-deductible preference dividends paid	9	9	8
Non-deductible UK Bank Levy	13	14	20
Non-deductible conduct remediation, fines and penalties	48	6	(4)
Other non-deductible costs and non-taxable income	20	33	23
Effect of change in tax rate on deferred tax provision	(28)	8	6
Tax relief on dividends in respect of other equity instruments	(40)	(40)	(40)
Adjustment to prior year provisions	(34)	(4)	(32)
Tax on profit from continuing operations	471	485	101

Disclosure of Movement in Current Tax Assets and Liabilities
Movements in current tax assets and liabilities during the year were as follows:

		Group
	2022	2021
	£m	£m
Assets	351	271
Liabilities	—	—
At 1 January	351	271
Income statement charge (including discontinued operations)	(436)	(382)
Other comprehensive income credit	159	33
Corporate income tax paid	397	418
Other movements	13	11
	484	351
Assets	484	351
Liabilities	—	—
At 31 December	484	351

Schedule of Deferred Taxes
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

							Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	(123)	(508)	(7)	(12)	8	68	1	(573)
Income statement (charge)/credit	150	(49)	—	—	(7)	(33)	(96)	(35)
Transfers/reclassifications	—	—	3	(1)	(1)	—	(1)	—
Credited/(charged) to other comprehensive income	—	267	309	11	—	—	(9)	578
At 31 December 2022	27	(290)	305	(2)	—	35	(105)	(30)

At 1 January 2021	(65)	(27)	(100)	(10)	15	39	41	(107)
Income statement (charge)/credit	(58)	(67)	—	(1)	(7)	39	(21)	(115)
Transfers/reclassifications	—	5	(16)	1	—	(10)	(19)	(39)
Credited/(charged) to other comprehensive income	—	(419)	109	(2)	—	—	—	(312)
At 31 December 2021	(123)	(508)	(7)	(12)	8	68	1	(573)